INCOME TAXES (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member] Predecessor [Member]	Dec. 31, 2013 Canadian Federal [Member]	Dec. 31, 2013 Canadian Federal [Member] Maximum [Member]	Dec. 31, 2013 Canadian Federal [Member] Minimum [Member]	Dec. 31, 2013 U S Federal [Member]	Dec. 31, 2013 U S Federal [Member] Maximum [Member]	Dec. 31, 2013 U S Federal [Member] Minimum [Member]
Operating Loss Carryforwards											43.8			20.8
Operating Loss Carryforwards, Valuation Allowance											2.6			1.6
Unrecognized Tax Benefits	5.3	4.3	5.3	5.3	5.3	4.3	5.3
Income tax recovery at Canadian statutory income tax rates	(9.1)	(32.7)		162.3	(260.8)			8.4	1.0	3.5
Deferred Tax Assets, Valuation Allowance		245.9
Operating Loss Carryforwards Expiration Period												2033	2028		2033	2032